Inventories (Tables) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventories

	December 31,
	2023	2022
	U.S. $ in thousands
Finished Goods	$86,908	$81,564
Work in Process	9,871	7,562
Raw Materials	96,197	104,928
	$192,976	$194,054

Finished goods	$ 86,908,000	$ 81,564,000
Work-in-process	9,871,000	7,562,000
Raw materials	96,197,000	104,928,000
Inventories	$ 192,976,000	$ 194,054,000